Acquisition of assets, Summary (Details) $ in Thousands	Jan. 27, 2022 USD ($) Vessel shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Acquisition of assets [Abstract]
Share capital		$ 1,093,055	$ 5,069
Share premium		0	1,044,849
Treasury shares		53,439	17,951
Assets		3,702,290	3,913,940
Liabilities		1,439,784	1,686,216
Equity		$ 2,262,506	$ 2,227,724	$ 2,009,004	$ 1,112,012
CTI [Member]
Acquisition of assets [Abstract]
Number of vessels acquired | Vessel	32
Common shares received (in shares) | shares	99,199,394
Number of shares issued (in shares) | shares	92,112,691
Treasury shares (in shares) | shares	7,086,703
Fair value of assets acquired	$ 221,100
Share capital	900
Share premium	207,400
Treasury shares	12,832
Assets	943,000
Liabilities	721,900
Equity	$ 221,100